Average Annual Total Returns		12 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	49 Months Ended	60 Months Ended	93 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		24.51%					12.92%	14.28%		12.87%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		33.36%					14.94%	18.96%		16.78%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		1.25%						(0.33%)	1.22%	1.35%
Diversified Balanced Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Diversified Balanced Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		10.23%						6.19%		6.57%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%	26.81%	25.66%	24.40%	20.60%		14.53%	14.44%	13.10%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent		3.82%						4.73%	5.71%	5.20%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		13.93%						10.34%	9.79%	9.68%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		8.70%						8.36%	8.64%	8.96%
Diversified Balanced Adaptive Allocation Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Diversified Balanced Adaptive Allocation Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		10.23%						6.19%	6.99%
Diversified Balanced Strategic Allocation Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Diversified Balanced Strategic Allocation Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		10.23%						6.19%		6.57%
Diversified Growth Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Diversified Growth Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		12.90%						8.03%		8.02%
Diversified Growth Adaptive Allocation Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Diversified Growth Adaptive Allocation Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		12.90%						8.03%	8.61%
Diversified Growth Strategic Allocation Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Diversified Growth Strategic Allocation Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		12.90%						8.03%		8.02%
Diversified Income Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Diversified Income Custom Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		7.61%						4.33%		5.09%
MSCI ACWI Ex USA Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Ex USA Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent		5.53%						4.10%		4.80%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		14.37%						8.68%		8.49%
MSCI Emerging Markets NR Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent		7.50%						1.70%		3.64%
Bloomberg U.S. Agency Fixed Rate MBS Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Agency Fixed Rate MBS Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		1.20%						(0.74%)		0.91%
Russell 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		23.81%						13.86%		12.55%
Russell Midcap Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell MidCap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		15.34%						9.92%		9.63%
S&P Target Date Retirement Income Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		6.54%						3.62%		4.14%
S&P Target Date 2020 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		8.09%						4.88%		5.52%
S&P 1500 TR
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		23.95%						14.13%		12.79%
S&P Target Date 2030 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		9.90%						6.46%		6.87%
S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 1500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		23.95%						14.13%		12.79%
S&P Target Date 2040 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		12.87%						8.27%		8.19%
S&P Target Date 2050 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		14.30%						9.06%		8.77%
S&P Target Date 2060 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Target Date 2060 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		14.44%						9.14%		8.91%
FTSE NAREIT All Equity REIT Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE NAREIT All Equity REIT Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		4.92%						3.29%		5.83%
SAM Balanced Blended Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		11.42%						6.98%		7.14%
SAM Conservative Balanced Blended Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Conservative Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		7.95%						4.59%		5.26%
SAM Conservative Growth Blended Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Conservative Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		14.97%						9.31%		8.96%
SAM Flexible Income Blended Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Flexible Income Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		5.64%						2.87%		3.90%
SAM Strategic Growth Blended Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Strategic Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.43%						10.91%		10.20%
Bloomberg Credit 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Credit 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		5.11%						2.04%		2.14%
Russell 2000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		11.54%						7.40%		7.82%
S&P 500 Price Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Price Return Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		23.31%	24.95%	23.77%	22.50%	18.74%
Blue Chip Account Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Blue Chip Account - Class 2
Average Annual Return, Percent		21.00%					10.38%
Performance Inception Date		Dec. 09, 2020
Bond Market Index Account, Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bond Market Index Account - Class 1
Average Annual Return, Percent		1.08%						(0.50%)		1.11%
Core Plus Bond Account, Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Core Plus Bond Account - Class 1
Average Annual Return, Percent		0.90%						(0.09%)		1.58%
Diversified Balanced Account, Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Diversified Balanced Account - Class 1
Average Annual Return, Percent		9.86%						6.03%		6.27%
Diversified Balanced Account, Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Diversified Balanced Account - Class 2
Average Annual Return, Percent		9.67%						5.76%		6.07%
Diversified Balanced Adaptive Allocation Account, Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Diversified Balanced Adaptive Allocation Account - Class 2
Average Annual Return, Percent		8.54%						4.86%	5.58%
Performance Inception Date		Mar. 30, 2017
Diversified Balanced Strategic Allocation Account, Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Diversified Balanced Strategic Allocation Account - Class 2
Average Annual Return, Percent		8.83%						5.29%		5.68%
Diversified Growth Account, Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Diversified Growth Account - Class 2
Average Annual Return, Percent		12.26%						7.58%		7.51%
Diversified Growth Adaptive Allocation Account, Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Diversified Growth Adaptive Allocation Account - Class 2
Average Annual Return, Percent		10.88%						6.46%	6.94%
Performance Inception Date		Mar. 30, 2017
Diversified Growth Strategic Allocation Account, Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Diversified Growth Strategic Allocation Account - Class 2
Average Annual Return, Percent		11.22%						7.00%		7.03%
Diversified Income Account, Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Diversified Income Account - Class 2
Average Annual Return, Percent		7.11%						3.91%		4.59%
Diversified International Account, Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Diversified International Account - Class 1
Average Annual Return, Percent		4.71%						4.64%		5.06%
Equity Income Account, Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Equity Income Account - Class 1
Average Annual Return, Percent		15.50%						8.43%		9.48%
Equity Income Account, Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Equity Income Account - Class 2
Average Annual Return, Percent		15.23%						8.15%		9.21%
Global Emerging Markets Account Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Global Emerging Markets Account - Class 1
Average Annual Return, Percent	[1]	6.51%						2.14%		3.21%
Government and High Quality Bond Account, Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Government & High Quality Bond Account - Class 1
Average Annual Return, Percent		0.62%						(1.18%)		0.57%
LargeCap Growth Account I Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		LargeCap Growth Account I - Class 1
Average Annual Return, Percent		25.14%						13.93%		14.63%
LargeCap S&P 500 Index Account Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		LargeCap S&P 500 Index Account - Class 1
Average Annual Return, Percent		24.74%						14.23%		12.80%
LargeCap S&P 500 Index Account Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		LargeCap S&P 500 Index Account - Class 2
Average Annual Return, Percent		24.39%						13.94%		12.52%
LargeCap S&P 500 Managed Volatility Index Account, Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		LargeCap S&P 500 Managed Volatility Index Account - Class 1
Average Annual Return, Percent		22.16%						12.94%		11.74%
MidCap Account Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MidCap Account - Class 1
Average Annual Return, Percent		20.27%						11.65%		12.57%
MidCap Account Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MidCap Account - Class 2
Average Annual Return, Percent		19.98%						11.37%		12.28%
Principal Capital Appreciation Account, Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Principal Capital Appreciation Account - Class 1
Average Annual Return, Percent		25.85%						14.84%		13.15%
Principal Capital Appreciation Account, Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Principal Capital Appreciation Account - Class 2
Average Annual Return, Percent		25.54%						14.56%		12.88%
Principal LifeTime Strategic Income Account Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Principal LifeTime Strategic Income Account - Class 1
Average Annual Return, Percent		6.71%						3.45%		3.85%
Principal LifeTime 2020 Account Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Principal LifeTime 2020 Account - Class 1
Average Annual Return, Percent		7.43%						4.94%		5.51%
Principal LifeTime 2030 Account Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Principal LifeTime 2030 Account - Class 1
Average Annual Return, Percent		9.05%						6.22%		6.63%
Principal LifeTime 2040 Account Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Principal LifeTime 2040 Account - Class 1
Average Annual Return, Percent		11.55%						7.66%		7.69%
Principal LifeTime 2050 Account Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Principal LifeTime 2050 Account - Class 1
Average Annual Return, Percent		13.29%						8.62%		8.38%
Principal LifeTime 2060 Account Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Principal LifeTime 2060 Account - Class 1
Average Annual Return, Percent		13.28%						8.76%		8.49%
Real Estate Securities Account Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Real Estate Securities Account - Class 1
Average Annual Return, Percent		5.59%						3.90%		6.25%
Real Estate Securities Account Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Real Estate Securities Account - Class 2
Average Annual Return, Percent		5.41%						3.65%		5.99%
Strategic Asset Management Balanced Portfolio Account Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Balanced Portfolio - Class 1
Average Annual Return, Percent		12.62%						6.75%		6.79%
Strategic Asset Management Balanced Portfolio Account Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Balanced Portfolio - Class 2
Average Annual Return, Percent		12.38%						6.48%		6.52%
Strategic Asset Management Conservative Balanced Portfolio Account Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Conservative Balanced Portfolio - Class 1
Average Annual Return, Percent		8.97%						4.65%		5.14%
Strategic Asset Management Conservative Balanced Portfolio Account Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Conservative Balanced Portfolio - Class 2
Average Annual Return, Percent		8.69%						4.39%		4.89%
Strategic Asset Management Conservative Growth Portfolio Account Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Conservative Growth Portfolio - Class 1
Average Annual Return, Percent		15.23%						8.50%		8.25%
Strategic Asset Management Conservative Growth Portfolio Account Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Conservative Growth Portfolio - Class 2
Average Annual Return, Percent		14.94%						8.24%		7.98%
Strategic Asset Management Flexible Income Portfolio Account Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Flexible Income Portfolio - Class 1
Average Annual Return, Percent		6.69%						3.06%		3.98%
Strategic Asset Management Flexible Income Portfolio Account Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Flexible Income Portfolio - Class 2
Average Annual Return, Percent		6.43%						2.82%		3.73%
Strategic Asset Management Strategic Growth Portfolio Account Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Strategic Growth Portfolio - Class 1
Average Annual Return, Percent		17.02%						9.88%		9.07%
Strategic Asset Management Strategic Growth Portfolio Account Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SAM Strategic Growth Portfolio - Class 2
Average Annual Return, Percent		16.68%						9.61%		8.79%
Short-Term Income Account Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Short-Term Income Account - Class 1
Average Annual Return, Percent		5.09%						1.92%		2.05%
SmallCap Account, Class 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SmallCap Account - Class 1
Average Annual Return, Percent		6.99%						7.57%		8.03%
SmallCap Account, Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SmallCap Account - Class 2
Average Annual Return, Percent		6.66%						7.30%		7.76%
U.S. LargeCap S&P 500 Index Buffer January Account Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		U.S. LargeCap S&P 500 Index Buffer January Account - Class 2
Average Annual Return, Percent		18.29%		18.77%
Performance Inception Date		Dec. 29, 2022
U.S. LargeCap S&P 500 Index Buffer April Account Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		U.S. LargeCap S&P 500 Index Buffer April Account - Class 2
Average Annual Return, Percent		18.41%	17.93%
Performance Inception Date		Mar. 29, 2023
U.S. LargeCap S&P 500 Index Buffer July Account Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		U.S. LargeCap S&P 500 Index Buffer July Account - Class 2
Average Annual Return, Percent		17.89%				15.04%
Performance Inception Date		Jun. 29, 2022
U.S. LargeCap S&P 500 Index Buffer October Account Class 2
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		U.S. LargeCap S&P 500 Index Buffer October Account - Class 2
Average Annual Return, Percent		19.18%			19.66%
Performance Inception Date		Sep. 29, 2022

[1]	During 2016, the Fund experienced a significant one-time gain of approximately $0.07 per share as the result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.